Preferred Stock	12 Months Ended
Sep. 30, 2015
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Preferred Stock
PREFERRED STOCK

Washington Gas has three series of cumulative preferred stock outstanding, and each series is subject to redemption by Washington Gas. All three series have a dividend preference that prohibits Washington Gas from declaring and paying dividends on shares of its common stock unless dividends on all outstanding shares of the preferred stock have been fully paid for all past quarterly dividend periods. In addition, all outstanding shares of preferred stock have a preference as to the amounts that would be distributed in the event of a liquidation or dissolution of Washington Gas. The following table presents this information, as well as call prices for each preferred stock series outstanding.

Preferred Stock
Preferred		Liquidation Preference
Series	Shares	Per Share		Call Price
Outstanding	Outstanding	Involuntary	Voluntary	Per Share
$4.80	150,000	$100	$101	$101
$4.25	70,600	$100	$105	$105
$5.00	60,000	$100	$102	$102